Short-Term Borrowings (Narrative) (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) item	Sep. 30, 2018 USD ($) contract	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility			$ 950,000,000	$ 789,000,000
Outstanding borrowing, interest rate			2.62%	1.72%
Letters of credit			$ 9,000,000	$ 7,000,000
Commitment fee			0.125%
Borrowing capacity available under the credit facility		$ 2,000,000,000	$ 1,041,000,000	$ 1,204,000,000
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment fee		0.225%	0.225%
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment fee		0.075%	0.075%
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility		$ 9,000,000
Outstanding borrowing, interest rate			1.325%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,000,000,000	$ 2,000,000,000
Number of revolving credit facilities extension options	2	2
Extension period for revolving line of credit	1 year	1 year
Credit facility, term		5 years
Expiration of revolving credit facility	Nov. 01, 2022	Nov. 01, 2022
Outstanding borrowing under the revolving credit facility		$ 0
Commitment fee		0.10%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Additional increase in borrowing capacity amount	$ 100,000,000	$ 400,000,000
Debt-to-capitalization ratio		1.00	1.00
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Additional increase in borrowing capacity amount	$ 400,000,000	$ 100,000,000
Debt-to-capitalization ratio		0.65	0.65
Commercial Paper [Member]
Line of Credit Facility [Line Items]
Outstanding borrowing under the revolving credit facility		$ 1,099,000,000
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%	1.125%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.50%	1.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.875%	0.875%
Federal Funds Effective Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%	0.50%
One-Month London Interbank Offered Rate [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		1.00%	1.00%
One-Month London Interbank Offered Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.50%	0.50%
One-Month London Interbank Offered Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Spread over variable rate		0.00%	0.00%